COMMON STOCK - Additional information (Details) - New Dragonfly - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Common shares granted to consultants for historical services provided	8,200				8,200,000
Fair value of shares	$ 3.41	$ 4.08	$ 3.41	$ 3.41	$ 0.69
Total compensation	$ 27	$ 719	$ 178	$ 734	$ 324